Reserves for Unpaid Loss and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Reserves for Unpaid Loss and Loss Adjustment Expenses [Abstract]
Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses	The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:
	Year Ended December 31
	2023 USD ’000	2022 USD ’000	2021 USD ’000

Reserve for unpaid loss and loss adjustment expenses	636,245	577,650	498,582
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(188,800)	(182,124)	(188,738)
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	447,445	395,526	309,844

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	228,381	199,577	193,811
Prior accident years	(39,294)	(42,015)	(20,772)
Total loss and loss adjustment expenses incurred, net of reinsurance	189,087	157,562	173,039

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(25,875)	(14,886)	(16,061)
Prior accident years	(110,844)	(90,721)	(71,247)
Total loss and loss adjustment expenses paid, net of reinsurance	(136,719)	(105,607)	(87,308)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	36	(36)	(49)
Net reserve for unpaid loss and loss adjustment expenses at end of year	499,849	447,445	395,526
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	212,249	188,800	182,124
Reserve for unpaid loss and loss adjustment expenses at end of year	712,098	636,245	577,650

Schedule of Information about Incurred and Paid Claims Development	Information about incurred and paid claims development for the years ended December 31, 2014 to December 31, 2022 is presented as unaudited supplementary information.
Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail											As of December 31, 2023
Accident	For the years ended December 31 Unaudited Prior Years										IBNR liabilities and expected development on reported	Cumulative number of reported
year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	claims	claims
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

2014	3,291	8,443	9,215	10,013	12,513	11,825	11,549	11,396	11,256	11,455	4	508
2015	-	3,633	8,137	8,073	11,031	9,885	9,467	8,895	9,257	9,237	11	738
2016	-	-	2,758	7,868	17,376	15,373	17,299	17,096	16,830	16,099	810	922
2017	-	-	-	4,542	25,186	27,658	28,840	26,826	25,431	23,894	1,291	1,523
2018	-	-	-	-	42,580	44,766	45,182	41,041	35,191	43,288	8,568	2,303
2019	-	-	-	-	-	61,152	62,689	50,375	54,433	53,582	7,792	3,743
2020	-	-	-	-	-	-	85,084	90,179	82,863	84,893	12,915	3,267
2021	-	-	-	-	-	-	-	100,084	78,749	61,989	22,989	2,394
2022	-	-	-	-	-	-	-	-	83,392	73,707	45,179	2,167
2023	-	-	-	-	-	-	-	-	-	88,444	74,112	2,138
Total										466,588

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail
	For the years ended December 31
	Unaudited Prior Years
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

2014	1,444	5,681	7,392	7,694	9,092	10,583	10,867	11,074	11,132	11,253
2015	-	941	2,128	4,535	5,675	6,240	6,841	7,007	6,919	8,422
2016	-	-	792	2,639	5,119	7,071	7,981	12,074	13,405	14,111
2017	-	-	-	509	4,877	11,092	15,967	18,242	19,297	20,324
2018	-	-	-	-	2,807	10,915	17,326	20,715	24,993	29,334
2019	-	-	-	-	-	4,463	17,503	22,951	31,363	36,508
2020	-	-	-	-	-	-	4,573	22,884	39,541	52,719
2021	-	-	-	-	-	-	-	4,519	14,775	24,693
2022	-	-	-	-	-	-	-	-	3,293	15,322
2023	-	-	-	-	-	-	-	-	-	4,985
Total										217,671
All outstanding liabilities prior to 2014, net of reinsurance										2,892
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										251,809

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail											As of December 31, 2023
											IBNR liabilities and expected development	Cumulative
Accident	For the years ended December 31 Unaudited Prior Years										on reported	number of reported
year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	claims	claims
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

2014	48,946	55,148	55,047	53,272	51,712	50,646	49,956	49,931	50,102	50,087	3	2,047
2015	-	44,305	58,417	58,008	57,282	57,524	57,475	57,206	57,101	57,209	14	1,832
2016	-	-	55,683	67,098	64,789	63,532	65,074	65,498	65,806	65,778	-	2,191
2017	-	-	-	52,715	75,847	74,425	71,505	71,543	71,516	71,012	114	2,536
2018	-	-	-	-	43,103	49,054	52,999	59,265	59,144	58,488	155	2,356
2019	-	-	-	-	-	50,247	43,406	41,649	41,433	40,646	223	2,156
2020	-	-	-	-	-	-	57,745	50,876	51,517	55,102	1,453	1,892
2021	-	-	-	-	-	-	-	74,394	64,493	60,008	3,200	2,080
2022	-	-	-	-	-	-	-	-	100,030	85,522	8,159	2,481
2023	-	-	-	-	-	-	-	-	-	109,997	64,895	1,851
Total										653,849

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail
	For the years ended December 31
Accident	Unaudited Prior Years
year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

2014	10,356	36,942	42,468	48,346	49,373	49,496	49,359	49,414	49,657	49,688
2015	-	16,300	36,771	50,581	52,759	55,976	56,154	56,181	56,724	56,808
2016	-	-	15,751	44,609	59,442	62,054	62,665	64,112	64,914	65,172
2017	-	-	-	16,317	39,217	50,218	58,223	63,029	67,460	67,334
2018	-	-	-	-	17,087	34,338	47,573	51,100	51,232	54,285
2019	-	-	-	-	-	8,654	21,029	30,993	33,847	35,043
2020	-	-	-	-	-	-	6,737	17,591	26,771	29,869
2021	-	-	-	-	-	-	-	10,396	29,782	43,704
2022	-	-	-	-	-	-	-	-	10,428	40,185
2023	-	-	-	-	-	-	-	-	-	15,517
Total										457,605
All outstanding liabilities prior to 2014, net of reinsurance										2,063
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										198,307

Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance											As of December 31, 2023
	For the years ended December 31										IBNR liabilities and expected development	Cumulative number of
Accident	Unaudited Prior Years										on reported	reported
year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	claims	claims
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

2014	6,444	6,613	6,157	5,661	5,133	5,139	4,998	5,007	5,005	5,019	1	250
2015	-	2,100	4,385	5,888	6,419	6,187	6,050	6,149	6,012	5,946	4	230
2016	-	-	3,299	5,891	7,303	7,403	7,594	7,476	7,183	7,209	22	305
2017	-	-	-	9,563	15,243	14,758	15,150	15,783	14,989	14,704	124	423
2018	-	-	-	-	10,092	11,168	9,225	9,073	8,718	8,901	67	437
2019	-	-	-	-	-	14,333	11,363	10,936	11,062	11,039	168	490
2020	-	-	-	-	-	-	11,437	10,900	11,526	10,785	348	455
2021	-	-	-	-	-	-	-	17,788	19,628	20,346	1,274	431
2022	-	-	-	-	-	-	-	-	16,184	12,971	1,244	397
2023	-	-	-	-	-	-	-	-	-	29,940	16,349	248
Total										126,860

Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance
	For the years ended December 31
	Unaudited Prior Years
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

2014	745	5,106	5,024	4,709	4,704	4,821	4,832	4,958	4,961	5,006
2015	-	(178)	2,881	4,649	5,395	5,659	5,738	5,734	5,745	5,842
2016	-	-	359	3,106	5,223	6,102	6,612	6,804	6,872	6,952
2017	-	-	-	2,593	7,436	9,375	12,633	12,815	13,156	13,257
2018	-	-	-	-	131	5,675	6,999	7,365	7,610	7,882
2019	-	-	-	-	-	2,527	7,207	8,532	9,256	9,680
2020	-	-	-	-	-	-	97	3,123	4,304	5,240
2021	-	-	-	-	-	-	-	1,179	8,154	13,437
2022	-	-	-	-	-	-	-	-	951	5,316
2023	-	-	-	-	-	-	-	-	-	5,373
Total										77,985
All outstanding liabilities prior to 2014, net of reinsurance										497
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance										49,372

Schedule of Unaudited Supplementary Information about the Average Annual Percentage	The following table presents unaudited supplementary information about the average annual percentage payout of incurred claims, net of reinsurance for the year ended December 31, 2023:
	Average Annual Percentage Payout of Insurance Claims by Age, Net of Reinsurance
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9
Specialty Long-tail	32%	23%	17%	11%	7%	5%	3%	1%	1%
Specialty Short-tail	53%	25%	11%	6%	3%	1%	1%	-	-
Reinsurance	46%	23%	13%	7%	4%	3%	2%	1%	1%

Schedule of Reconciliation of the Net Incurred and Paid Loss Development	The following table provides a reconciliation of the net incurred and paid loss development tables to the reserve for unpaid loss and loss adjustment expenses as at December 31, 2023:
As of December 31, 2023
USD ’000
Net outstanding liabilities
Specialty Long-tail	251,809
Specialty Short-tail	198,307
Reinsurance	49,372
Reserve for unpaid loss and loss adjustment expenses	499,488
Allowance for expected credit losses on reinsurance recoverables	361
Reserve for unpaid loss and loss adjustment expenses, net of allowance	499,849

Reinsurance recoverable on unpaid loss and loss adjustment expenses
Specialty Long-tail	105,186
Specialty Short-tail	107,424
Reinsurance	-
Total reinsurance recoverable on unpaid loss and loss adjustment expenses	212,610
Allowance for expected credit losses on reinsurance recoverables	(361)
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	212,249

Total gross reserves for unpaid loss and loss adjustment expenses	712,098